Accounts Receivable, Net	6 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of December 31, 2023 and June 30, 2023, accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2023	2023
Accounts receivable - gross	$25,979,344	$24,000,374
Allowance for doubtful accounts	(5,864,194)	(4,358,037)
Accounts receivable, net	$20,115,150	$19,642,337

The Company recorded bad debt expenses of $1,386,885 and $290,138 for the six months ended December 31, 2023 and 2022, respectively.